Concentration (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Purchases of inventory from number of vendor	one vendor
Geographic area	Germany
Vendor [Member]
Purchases from vendor	0	$ 0
Outstanding payables	86,255	$ 86,255